STOCK-BASED COMPENSATION (Schedule of Fair Value Assumptions) (Details) (USD $)	3 Months Ended
Dec. 31, 2013
STOCK-BASED COMPENSATION [Abstract]
Expected dividend yield	0.00%
Expected stock price volatility	91.42%
Risk-free interest rate	1.53%
Expected life of options	5 years 9 months
Grant date fair value	$ 0.09